Condensed Consolidated Interim Statements of Cash Flows ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 ILS (₪)	Jun. 30, 2025 ILS (₪)
Statement of cash flows [abstract]
Net cash used in operating activities (see appendix)	$ (5,900)	₪ (17,571)	₪ (15,570)
Cash Flows from Investing Activities
Purchase of property and equipment	(45)	(134)	(97)
Proceeds from short-term deposits	6,458	19,231	(2,289)
Interest received	434	1,291	964
Net cash provided by investing activities, net	6,847	20,388	(1,422)
Cash Flows from Financing Activities
Proceeds from private placement	7,558	22,507
Transaction costs related to private placement	(584)	(1,738)
Exercise of options			4
Payment to the Israel Innovation Authority	(53)	(160)	(287)
Receipt of grants from Israel Innovation Authority			1,319
Principal portion of lease payments	(218)	(652)	(574)
Interest portion of lease payments	(20)	(59)	(94)
Net cash provided by (used in) financing activities	6,683	19,898	368
Increase (decrease) in cash and cash equivalents	7,630	22,715	(16,624)
Cash and cash equivalents at beginning of the year	7,255	21,604	41,170
Exchange differences on cash and cash equivalents	(250)	(735)	(105)
Cash and cash equivalents at end of the year	14,635	43,584	24,441
Net loss	(11,775)	(35,072)	(23,157)
Adjustments for:
Depreciation and amortization	511	1,521	1,432
Share-based compensation	107	320	506
Financial expenses (income)	4,207	12,527	(15)
Exchange differences	546	1,627	3,356
Adjustments for profit loss	5,371	15,995	5,279
Changes in operating asset and liability items:
Decrease in trade receivables	592	1,762	1,240
Increase in other receivables	(149)	(441)	(22)
Increase (decrease) in inventory	(53)	(157)	1,465
Increase (decrease) in trade payables	498	1,483	(207)
Decrease in other payables and accruals	(97)	(286)	(379)
Increase (decrease) in contract liabilities	(288)	(857)	193
Increase in liability of share-based compensation	1	2	18
Changes in operating asset and liability items, net	504	1,506	2,308
Net cash used in operating activities	(5,900)	(17,571)	(15,570)
Supplemental information on non-cash transactions:
Changes in right-of-use asset and lease liabilities	37	110
Changes in share-based compensation liability			₪ (268)